NOVEMBER 5, 2026
SUPPLEMENT TO
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 30, 2026, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.
At a Joint Special Meeting of Shareholders held on November 5, 2026, shareholders of each of Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, and Hartford Healthcare HLS Fund (each a “Fund” and collectively, the “Funds”) approved a proposal to reclassify the Fund from a diversified investment company to a non-diversified investment company and to eliminate the Fund’s related fundamental diversification policy. The change to each Fund’s diversification classification will become effective December 7, 2026. Accordingly, the following changes are being made to the above referenced Statutory Prospectus effective December 7, 2026:
(1) Under the heading “Hartford Capital Appreciation HLS Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the eighth sentence is deleted in its entirety and replaced with the following:
The Fund’s portfolio managers do not allocate a set percentage to any investment style or security but instead seek a flexible and broad-based Fund profile. The Fund is a non-diversified fund, meaning that the Fund may invest a larger proportion of its assets in the securities of one or more issuers than a fund that is “diversified”.
(2) Under the heading “Hartford Capital Appreciation HLS Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, the following principal risk is added after “Quantitative Investing Risk”:
Non-Diversification Risk –  The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.
(3) Under the heading “Hartford Disciplined Equity HLS Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the fifth sentence is deleted in its entirety and replaced with the following:
The Fund is a non-diversified fund, meaning that the Fund may invest a larger proportion of its assets in the securities of one or more issuers than a fund that is “diversified”.
(4) Under the heading “Hartford Disciplined Equity HLS Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, the following principal risk is added after “Active Investment Management Risk”:
Non-Diversification Risk –  The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.
(5) Under the heading “Hartford Healthcare HLS Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following sentence is added to the end of the paragraph:
The Fund is a non-diversified fund, meaning that the Fund may invest a larger proportion of its assets in the securities of one or more issuers than a fund that is “diversified”.
(6) Under the heading “Hartford Healthcare HLS Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, the following principal risk is added after “Active Investment Management Risk”:
Non-Diversification Risk –  The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.
(7) Under the heading “More Information About Risks” in the above referenced Statutory Prospectus, the following changes are being made:
(a) “Non-Diversification Risk” is added to the risk table and marked with a “✓” for each of “Capital Appreciation HLS Fund”, “Disciplined Equity HLS Fund”, and “Healthcare HLS Fund”; and

(b) The following risk disclosure is added below the risk table:
NON-DIVERSIFICATION RISK –  A Fund that is non-diversified is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. A Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.
This Supplement should be retained with your Statutory Prospectus for future reference.
HV-7804
November 2026

NOVEMBER 5, 2026
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD SERIES FUND, INC.
DATED APRIL 30, 2026, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
At a Joint Special Meeting of Shareholders held on November 5, 2026, shareholders of each of Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, and Hartford Healthcare HLS Fund (each a “Fund” and collectively, the “Funds”) approved a proposal to reclassify the Fund from a diversified investment company to a non-diversified investment company and to eliminate the Fund’s related fundamental diversification policy. The change to each Fund’s diversification classification will become effective December 7, 2026. Accordingly, the following changes are being made to the above referenced SAI effective December 7, 2026:

(1) Under the heading “Investment Objectives and Policies – D. Classification” in the above referenced SAI, the first paragraph is deleted in its entirety and replaced with the following:
Each HLS Fund, except for Capital Appreciation HLS Fund, Disciplined Equity HLS Fund and Healthcare HLS Fund, has elected to be classified as a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of each such HLS Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer (i) to an amount not greater in value than 5% of the value of the total assets of such HLS Fund and (ii) to not more than 10% of the outstanding voting securities of such issuer.
Each of Capital Appreciation HLS Fund, Disciplined Equity HLS Fund and Healthcare HLS Fund has elected to be classified as a non-diversified series of an open-end management investment company, which means that these HLS Funds are not required to comply with the diversification rules of the 1940 Act set forth in the prior paragraph, although each such HLS Fund must meet the tax-related diversification requirements set forth in Section C above.

(2) Under the heading “Investment Risks” in the above referenced SAI, the following changes are being made:
(a) “Non-Diversification Risk” is added to the risk table and marked with a “X” for each of “Capital Appreciation HLS Fund”, “Disciplined Equity HLS Fund”, and “Healthcare HLS Fund”; and
(b) The following risk disclosure is added below the risk table:
NON-DIVERSIFICATION RISK. A non-diversified fund is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. A non-diversified fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.